8. Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due to related parties	$ 207,853	$ 357,074
Related Party Transaction #1
Due to related parties	207,853	357,074
Costs and Expenses, Related Party	156,000	180,000	$ 180,000
Related Party Transaction #2
Share-based Payment Arrangement, Noncash Expense	669,176	60,000	$ 200,411
Related Party Transaction #3
Due to related parties	150,000	0
Related Party Transaction #4
Due to related parties	$ 50,000	$ 0